SHORT-TERM BORROWINGS AND CURRENT PORTION OF LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM BORROWINGS AND CURRENT PORTION OF LONG-TERM BORROWINGS
Schedule of short-term borrowings and current portion of long-term borrowings

		As of December 31,
		2018	2019
		RMB	RMB
Rent financing	(a)	1,947,592	2,753,191
Loans from financial institutions	(b)	742,000	1,771,171
Entrusted loan	(c)	200,000	—
Current portion of long‑term borrowing	11	1,250	30,000
Short‑term borrowings and current portion of long‑term borrowings		2,890,842	4,554,362
(a)

Starting from 2016, the Group entered into agreements with financial institutions in China, pursuant to which the Group receives cash at the beginning of the lease term from financial institutions the majority rental fee of the underlying lease agreements the Group enters into with individual residents. Individual residents are evaluated by the financial institutions. Individual residents enter into the financing agreements with the financial institutions and pay the monthly rental fee to these financial institutions. The Group is responsible for the interest on the borrowings at annual interest rate between 6% and 10%. The Group is required to repay the principal to the financial institutions if the residents early terminate the lease agreements with the Group or if the residents are in default on repayment of monthly rental fee to the financial institutions. According to the agreements with the financial institutions, the Group is also required to deposit a certain percentage of the cash the Group receives from the financial institutions to an escrow account. The Group recognizes these payments to financial institutions as restricted cash. As of December 31, 2018 and 2019, the restricted cash of RMB155,591 and RMB267,983 was deposited to those financial institutions. As of December 31, 2019, the balance of short-term rent financing with one of the financial institutions accounted for 94% of total balance of short-term rent financing.

The Group recognizes such arrangements as in substance sales of future lease revenue to the financial institutions, and proceeds from the financial institutions are classified as debt, in accordance with 470‑10‑25‑2, because (i) the Group, as a lessor in the underlying lease agreements with individual residents, has significant continuing involvement in the generation of the cash flows payable to the financial institutions and (ii) the financial institutions have recourse to the Group relating to the payments due to them. Cash received from the financial institutions are recorded as short‑term borrowings if the principal is due within one year, or long‑term borrowings if the principal is due beyond twelve months. Cash received from financial institutions are classified as financing cash inflows on the consolidated statements of cash flows. The monthly rental fee paid by residents to financial intuitions are classified as operating cash inflows and financing cash outflows on the consolidated statements of cash flows.

(b)

The Group borrowed short-term loans from commercial banks and other financial institutions. As of December 31, 2018, the outstanding short-term loans from financial institutions were RMB742,000, with the restricted cash of US$147,990 (equivelant to RMB 1,015,685) deposited to the banks to facilitate these borrowings. As of December 31, 2019, the outstanding loans from financial institutions were RMB1,771,171, among which RMB1,668,590 of cash were deposited to facilitate the loans. The balance of RMB67,581 was guaranteed by Jing Gao and Yan Cui, the co-founders of the Company, and the balance of RMB15,000 was guaranteed by Guangdong Join-Share Financing Guarantee Investment Co., Ltd, a third party. The weighted average interest rates for the outstanding short-term loans as of December 31, 2018 and 2019 were 5.62% and 3.48%, respectively.

(c)

In December 2018, a PRC VIE enter into an entrusted loan agreement with the trustee, Shanghai AJ Trust Co., Ltd with line of credit in the amount of RMB300,000 with a term of one year. To facilitate each borrowing, a restricted cash deposited to the trustor, Luso International Banking Ltd is required. In December 2018 and January 2019, the PRC VIE borrowed RMB200,000 and RMB100,000 at an annual interest rate of 5% with a term of one year and eleven months respectively. Restricted cash deposits of RMB207,000 and RMB102,100 were deposited to the trustor at an annual interest of 2% by a HK subsidiary for these borrowings. As of December 31, 2018 and 2019, the unused line of credit were RMB100,000 and nil, respectively.